FAIR VALUE MEASUREMENTS, Fair value of assets and liabilities measured on a recurring basis (Details) - USD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Assets, Long-term [Abstract]
Trading securities	$ 43	$ 36
Liabilities, Long-term [Abstract]
Contingent Consideration	0	1	$ 67
Fair Value, Recurring
Assets, Long-term [Abstract]
Fair value of assets, nonrecurring	888	1,075
Liabilities, Short-term [Abstract]
Derivative instruments (foreign exchange contracts)	$ 12	$ 2
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Liabilities, Long-term [Abstract]
Total liabilities measured at fair value	$ 55	$ 39
Fair Value, Recurring | Other Current Liabilities
Liabilities, Long-term [Abstract]
Contingent Consideration		1
Fair Value, Recurring | Other Noncurrent Liabilities
Liabilities, Long-term [Abstract]
Deferred compensation liability	43	36
Fair Value, Recurring | Other Current Assets [Member]
Assets, Short-term [Abstract]
Cash equivalents (money market funds)	800	994
Derivative instruments (foreign exchange contracts)	14	19
Fair Value, Recurring | Other Noncurrent Assets [Member]
Assets, Long-term [Abstract]
Trading securities	43	36
Other investments	31	26
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets, Long-term [Abstract]
Fair value of assets, nonrecurring	843	1,030
Liabilities, Short-term [Abstract]
Derivative instruments (foreign exchange contracts)	$ 0	$ 0
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Liabilities, Long-term [Abstract]
Total liabilities measured at fair value	$ 0	$ 0
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Current Liabilities
Liabilities, Long-term [Abstract]
Contingent Consideration		0
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Noncurrent Liabilities
Liabilities, Long-term [Abstract]
Deferred compensation liability	0	0
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Current Assets [Member]
Assets, Short-term [Abstract]
Cash equivalents (money market funds)	800	994
Derivative instruments (foreign exchange contracts)	0	0
Fair Value, Recurring | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other Noncurrent Assets [Member]
Assets, Long-term [Abstract]
Trading securities	43	36
Other investments	0	0
Fair Value, Recurring | Significant Other Observable Inputs (Level 2)
Assets, Long-term [Abstract]
Fair value of assets, nonrecurring	45	45
Liabilities, Short-term [Abstract]
Derivative instruments (foreign exchange contracts)	$ 12	$ 2
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Liabilities, Long-term [Abstract]
Total liabilities measured at fair value	$ 55	$ 38
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | Other Current Liabilities
Liabilities, Long-term [Abstract]
Contingent Consideration		0
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | Other Noncurrent Liabilities
Liabilities, Long-term [Abstract]
Deferred compensation liability	43	36
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | Other Current Assets [Member]
Assets, Short-term [Abstract]
Cash equivalents (money market funds)	0	0
Derivative instruments (foreign exchange contracts)	14	19
Fair Value, Recurring | Significant Other Observable Inputs (Level 2) | Other Noncurrent Assets [Member]
Assets, Long-term [Abstract]
Trading securities	0	0
Other investments	31	26
Fair Value, Recurring | Significant Unobservable Inputs (Level 3)
Assets, Long-term [Abstract]
Fair value of assets, nonrecurring	0	0
Liabilities, Short-term [Abstract]
Derivative instruments (foreign exchange contracts)	$ 0	$ 0
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Liabilities, Long-term [Abstract]
Total liabilities measured at fair value	$ 0	$ 1
Fair Value, Recurring | Significant Unobservable Inputs (Level 3) | Other Current Liabilities
Liabilities, Long-term [Abstract]
Contingent Consideration		1
Fair Value, Recurring | Significant Unobservable Inputs (Level 3) | Other Noncurrent Liabilities
Liabilities, Long-term [Abstract]
Deferred compensation liability	0	0
Fair Value, Recurring | Significant Unobservable Inputs (Level 3) | Other Current Assets [Member]
Assets, Short-term [Abstract]
Cash equivalents (money market funds)	0	0
Derivative instruments (foreign exchange contracts)	0	0
Fair Value, Recurring | Significant Unobservable Inputs (Level 3) | Other Noncurrent Assets [Member]
Assets, Long-term [Abstract]
Trading securities	0	0
Other investments	$ 0	$ 0